Financial Risk Management and Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2025
Financial risk management and fair value of financial instruments
Financial risk management and fair value of financial instruments
31	Financial risk management and fair value of financial instruments

Exposure to credit, liquidity, interest rate and currency risks arises in the normal course of the Group’s business. The Group’s exposure to these risks and the financial risk management policies and practices used by the Group to manage these risks are described below.

(a)	Credit risk

Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in a financial loss to the Group. The Group’s credit risk is primarily attributable to trade receivables, amount due from related parties, contract assets, receivables from payments made on behalf of customers, receivables from loans to employees and other receivables. The Group’s exposure to credit risk arising from time deposits, financial assets at FVTPL, cash, cash equivalents and restricted cash is limited because the counterparties are banks with high-credit-quality, for which the Group considers to have low credit risk. The Group does not provide any guarantees which would expose the Group to credit risk.

Trade receivables, amounts due from related parties, contract assets and receivables from payments made on behalf of customers

The Group’s exposure to credit risk is influenced mainly by the individual characteristics of each customer rather than the industry or country in which the customers operate and therefore significant concentrations of credit risk primarily arise when the Group has significant exposure to individual customers. As of December 31, 2024 and 2025, 28% and 15% of the total trade receivables, amounts due from related parties, contract assets and receivables from payments made on behalf of customers were due from the Group’s largest customer, 37% and 27% of the total trade receivables, amounts due from related parties, contract assets and receivables from payments made on behalf of customers were due from the Group’s five largest customers, respectively.

Individual credit evaluations are performed on all customers requiring credit over a certain amount. These evaluations focus on the customer’s past history of making payments when due and current ability to pay, and take into account information specific to the customer as well as pertaining to the economic environment in which the customer operates. Trade receivables are normally due within 30 – 90 days from the invoice date. Normally, the Group does not obtain collateral from customers.

The Group measures loss allowances for trade receivables, amounts due from related parties, contract assets and receivables from payments made on behalf of customers at an amount equal to lifetime ECLs, which is calculated using a provision matrix. The provision rates are based on the invoice date for groupings of various customers with similar loss patterns (i.e., by customer type and rating). Expected loss rates are calculated using a ‘roll rate’ method based on the probability of a receivable progressing through successive stages of delinquency to write-off. These rates are adjusted to reflect the differences between economic conditions during the period over which the historic data has been collected, current conditions and the Group’s view of economic conditions over the expected lives of the receivables. As of December 31, 2024 and 2025, 60% and 65% of the Group’s trade receivables, amounts due from related parties, contract assets and receivables from payments made on behalf of customers were due within one year, respectively. Based on this assessment, additional loss allowance of RMB40.2 million, RMB28.7 million and RMB16.6 million were recognized for the years ended December 31, 2023, 2024 and 2025, respectively.

Receivables from loans to employees and other receivables

In determining the ECL for receivables from loans to employees and other receivables, the management has taken into account the historical default experience and forward-looking information, as appropriate. The management has assessed that no debtors of these receivables had a significant increase in credit risk since initial recognition and risk of default is insignificant, and therefore, no material ECL allowance was provided for receivables from loans to employees and other receivables for the years presented.

The following table provides information about the Group’s exposure to credit risk and ECLs for trade receivables, amounts due from related parties, contract assets and receivables from payments made on behalf of customers:

	As of December 31, 2024
	Carrying	Provision on	Weighted average		Loss
	amount	individual basis	loss rates	ECLs	allowance
	RMB’000			RMB’000	RMB’000
Within 1 year	242,657	—	8.9%	(21,628)	(21,628)
1 to 2 years	59,470	—	20.5%	(12,195)	(12,195)
More than 2 years	105,124	(1,410)	43.6%	(45,811)	(47,221)
	407,251	(1,410)		(79,634)	(81,044)

	As of December 31, 2025
	Carrying	Provision on	Weighted average		Loss
	amount	individual basis	loss rates	ECLs	allowance
	RMB’000			RMB’000	RMB’000
Within 1 year	393,273	—	3.5%	(13,748)	(13,748)
1 to 2 years	112,003	—	13.7%	(15,327)	(15,327)
More than 2 years	96,786	(1,200)	68.2%	(66,035)	(67,235)
	602,062	(1,200)		(95,110)	(96,310)

Movement in the loss allowance account in respect of trade receivables, amounts due from related parties, contract assets and receivables from payments made on behalf of customers during the years presented is as follows:

	For the year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
As of January 1	(12,144)	(52,361)	(81,044)
Credit loss recognized during the year	(40,217)	(28,664)	(16,625)
Write-offs during the year	—	—	1,088
Effect of movement in exchange rates	—	(19)	271
As of December 31	(52,361)	(81,044)	(96,310)

(b)	Liquidity risk

Individual operating entities within the Group are responsible for their own cash management, including the short-term investment of cash surpluses and the raising of loans to cover expected cash demands, subject to the approval by the Company’s Board of Directors when the loans and borrowings exceed certain predetermined levels of authority. The Group’s policy is to regularly monitor its liquidity requirements and its compliance with lending covenants, to ensure that it maintains sufficient reserves of cash and adequate committed lines of funding from major financial institutions to meet its liquidity requirements in the short and longer term.

The following tables show the remaining contractual maturities at the end of the years presented of the Group’s financial liabilities, based on undiscounted cash flows (including interest payments computed using contractual rates or, if floating, based on current rates at the end of the years presented) and the earliest date the Group can be required to pay.

	As of December 31, 2024
		Total		More than	More than
		contractual	Within	1 year but	2 years but
	Carrying	undiscounted	1 year or	within	within
	amount	cash flow	on demand	2 years	5 years
Put option liabilities	41,099	41,580	41,580	—	—
Trade payables	20,713	20,713	20,713	—	—
Long-term bank loan	50,040	52,984	—	52,984	—
Short-term bank loans	30,019	30,019	30,019	—	—
Other payables, deposits received and accrued expenses	397,755	397,755	397,755	—	—
Lease liabilities	62,959	67,175	38,524	22,761	5,890
Amounts due to related parties	9,450	9,450	9,450	—	—
Total financial liabilities that are settled by delivering cash or another financial asset	612,035	619,676	538,041	75,745	5,890

	As of December 31, 2025
		Total		More than	More than
		contractual	Within	1 year but	2 years but
	Carrying	undiscounted	1 year or	within	within
	amount	cash flow	on demand	2 years	5 years
Put option liabilities	43,300	43,300	43,300	—	—
Trade payables	163,000	163,000	163,000	—	—
Short-term bank loans	324,263	329,243	329,243	—	—
Other payables, deposits received and accrued expenses	408,357	408,357	408,357	—	—
Lease liabilities	55,161	59,079	33,324	15,715	10,040
Amounts due to related parties	1,949	1,949	1,949	—	—
Total financial liabilities that are settled by delivering cash or another financial asset	996,030	1,004,928	979,173	15,715	10,040

(c)	Interest rate risk

Interest-bearing financial instruments at variable rates and at fixed rates expose the Group to cash flow interest rate risk and fair value interest risk, respectively. The Group determines the appropriate weightings of the fixed and floating rate interest-bearing instruments based on the current market conditions and performs regular reviews and monitoring to achieve an appropriate mix of fixed and floating rate exposure. The Group does not enter into financial derivatives to hedge interest rate risk.

The following table details the interest rate profile of the Group’s financial assets and liabilities as of the end of each year presented.

(i)	Interest rate risk profile

	As of December 31,
	interest rates	2024	interest rates	2025
	%	RMB’000%		RMB’000
Fix rate instruments:
Cash and cash equivalents	0%~5.25%	4,268,300	0%~3.99%	6,666,304
Time deposits	1.55%~5.05%	620,148	1.40%~1.65%	301,401
Restricted cash–current	0.01%~2%	4,814	0.05%~1.60%	12,910
Restricted cash–non-current	0.01%~1.61%	9,669	1.25%~1.95%	6,487
Long-term bank loan	2.9%	(50,040)	—	—
Short-term bank loans	2.5%	(30,019)	2.11%~2.30%	(324,263)
Lease liabilities-current	4.4%	(36,900)	4.40%	(31,920)
Lease liabilities–non-current	4.4%	(26,059)	4.40%	(23,241)
		4,759,913		6,607,678
Variable rate instruments:
Non-equity investments		1,685,146		144,252

(ii)	Sensitivity analysis

As of December 31, 2024 and 2025, it is estimated that a general increase/decrease of 100 basis points in interest rates, with all other variables held constant, would have decreased/increased the Group’s loss for the year and accumulated losses by RMB16.9 million and RMB1.4 million, respectively.

The sensitivity analysis above indicates the instantaneous change in the Group’s loss for the year and accumulated losses that would arise assuming that the change in interest rates had occurred at the end of the years presented and had been applied to re-measure those financial instruments held by the Group which expose the Group to fair value interest rate risk at the end of the years presented. In respect of the exposure to cash flow interest rate risk arising from floating rate non-derivative instruments held by the Group at the end of the years presented, the impact on the Group’s loss for the year and accumulated losses is estimated as an annualised impact on interest expense or income of such a change in interest rates.

(d)	Foreign currency risk

The Group is exposed to currency risk primarily due to receivables, payables and cash balances that are denominated in a foreign currency, i.e. a currency other than the functional currency of the operations to which the transactions relate. The currencies giving rise to this risk are primarily United States dollars (“USD”). The Group manages this risk as follows:

(i)	Exposure to currency risk

The following table details the Group’s exposure at the end of the years presented to currency risk arising from recognized assets or liabilities denominated in a currency other than the functional currency of the entity to which they relate. For presentation purposes, the amounts of the exposure are shown in RMB, translated using the spot rate at the year-end date. Differences resulting from the translation of the financial statements of foreign operations into the Group’s presentation currency are excluded.

	Exposure to foreign currencies
	As of December 31,
	USD 2024	USD 2025
	RMB’000	RMB’000
Cash	1,941,370	1,447,276
Trade receivables	9,694	65,733
Intercompany payables	(1,493,516)	(1,021,260)
Net exposure arising from recognized assets and liabilities	457,548	491,749

(ii)	Sensitivity analysis

The following table indicates the instantaneous change in the Group’s loss for the year and cumulative losses that would arise if foreign exchange rates to which the Group has significant exposure at the end of each year presented had changed at that date, assuming all other risk variables remained constant.

	As of December 31,
	2024		2025
	Increase/	(Increase)/	Increase/	(Increase)/
	(decrease)	decrease on loss	(decrease)	decrease on loss
	in foreign	for the year and	in foreign	for the year
	exchange rates	accumulated losses	exchange rates	and accumulated losses
		RMB’000		RMB’000
USD	10%	45,755	10%	49,175
USD	(10)%	(45,755)	(10)%	(49,175)

Results of the analysis as presented in the above table represent an aggregation of the instantaneous effects on each of the Group entities’ loss for the year and cumulative losses measured in the respective functional currencies, translated into RMB at the exchange rate ruling at the end of the years presented for presentation purposes.

The sensitivity analysis assumes that the change in foreign exchange rates had been applied to re-measure those financial instruments held by the Group which expose the Group to foreign currency risk at the end of each year presented, including inter-company payables and receivables within the Group which are denominated in a currency other than the functional currencies of the lender or the borrower. The analysis excludes differences that would result from the translation of the financial statements of foreign operations into the Group’s presentation currency.

(e)	Fair value measurement
(i)	Financial assets and liabilities measured at fair value

Fair value hierarchy

The following table presents the fair value of the Group’s financial instruments measured at the end of the years presented on a recurring basis, categorized into the three-level fair value hierarchy as defined in

IFRS 13, Fair value measurement. The level into which a fair value measurement is classified is determined with reference to the observability and significance of the inputs used in the valuation technique as follows:

● Level 1 valuations:	Fair value measured using only Level 1 inputs i.e. unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date.

● Level 2 valuations:

Fair value measured using Level 2 inputs i.e. observable inputs which fail to meet Level 1, and not using significant unobservable inputs. Unobservable inputs are inputs for which market data are not available.

● Level 3 valuations:	Fair value measured using significant unobservable inputs.

The following table presents the Group’s financial assets and liabilities that are measured at fair value at the end of each year presented:

	As of December 31, 2024
Recurring fair value measurement	Fair value	Level 1	Level 2	Level 3
	RMB’000	RMB’000	RMB’000	RMB’000
Assets
–Financial assets at FVTPL	1,742,065	56,919	1,685,146	—

	As of December 31, 2025
Recurring fair value measurement	Fair value	Level 1	Level 2	Level 3
	RMB’000	RMB’000	RMB’000	RMB’000
Assets
–Financial assets at FVTPL	332,335	36,774	144,252	151,309

For the years presented, there were no transfers between Level 1 and Level 2, or transfers into or out of Level 3. The Group’s policy is to recognize transfers between levels of fair value hierarchy as at the end of the years presented in which they occur.

Financial instruments in level 2

Financial assets at FVTPL in Level 2

The fair value of the financial assets in Level 2, is determined based on the unit price published on the counterparty bank’s or financial institution’s websites. The published unit price is the unit price at which a holder could redeem the fund units at the end of each year presented.

Financial assets at FVTPL in Level 2 consisted of the following:

	As of December 31,
	2024	2025
	RMB’000	RMB’000
Aggregated cost basis	1,662,401	82,323
Gross unrealized holding gain	22,745	61,929
Aggregated fair value	1,685,146	144,252

The tables below reflect the reconciliation from the opening balance to the closing balance for recurring fair value measurements of the fair value hierarchy for the years presented:

For the year ended December 31, 2023
Foreign
				Included in	exchange
	January 1, 2023	Purchase	Sell	earnings	effect	December 31, 2023
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Assets
Financial assets at FVTPL	1,218,524	1,965,328	(2,925,265)	42,960	15,495	317,042

For the year ended December 31, 2024
Foreign
				Included in	exchange
	January 1, 2024	Purchase	Sell	earnings	effect	December 31, 2024
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Assets
Financial assets at FVTPL	317,042	1,665,195	(324,791)	22,745	4,955	1,685,146

For the year ended December 31, 2025
Foreign
				Included in	exchange
	January 1, 2025	Purchase	Sell	earnings	effect	December 31, 2025
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Assets
Financial assets at FVTPL	1,685,146	212,823	(1,777,236)	61,929	(38,410)	144,252

Financial instruments in level 3

Financial assets at FVTPL in level 3

Financial instruments in level 3 assets at FVTPL represented equity investments in unlisted private funds. The fair values of the two private funds in Chinese Mainland are determined by using recent transaction approach, under which, the significant unobservable input is recent transaction prices. The fair value of the overseas fund is determined based on the net asset values of the investments in unlisted private funds reported to the limited partners by the general partners at the end of the reporting period. The fair value changes for these funds was inconsequential for the year ended December 31, 2025.

The quantitative information of the significant unobservable input and description of valuation techniques used in Level 3 fair value measurement for the overseas fund, including the description of the sensitivity to changes in unobservable inputs for recurring Level 3 fair value measurements, are as follows:

					Sensitivity of
				Range	fair value to
	Fair value at			(weighted	changes in
	December 31,	Valuation	Unobservable	average, if	unobservable
Description	2025	techniques	input	applicable)	inputs
	RMB’000				RMB’000
Financial assets measured at FVPL - Investments in private funds	69,386	Net asset value approach	Net asset value	+/- 5%	3,469

The table below reflects the reconciliation from the opening balance to the closing balance for recurring fair value measurements of the fair value hierarchy for the period presented:

For the year ended December 31, 2025
Foreign
				Included in	exchange
	January 1, 2025	Purchase	Sell	earnings	effect	December 31, 2025
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Assets
Financial assets at FVTPL	—	152,211	—	(916)	14	151,309

(ii)	Fair value of financial assets and liabilities carried at other than fair value

The carrying amounts of the Group’s financial instruments carried at cost or amortized cost are not materially different from their fair values as of December 31, 2024 and 2025.

(f)	Cash concentration

Cash, cash equivalents, restricted cash, time deposits and financial assets at FVTPL, which are maintained at banks, consist of the following:

	As of December 31,
	2024	2025
	RMB’000	RMB’000
RMB denominated:
Financial institutions in Chinese Mainland	503,800	609,872

USD denominated:
Financial institutions in Chinese Mainland	1,816,218	922,512
Financial institution in Hong Kong	11,671	2,112,459
Financial institution in the U.S.	462,786	92,523
Financial institution in the Singapore	3,767,075	3,222,844
Financial institution in the Middle East	10,561	17,573

Arab Emir. Dirham (“AED”) denominated:
Financial institution in the Middle East	3,198	2,592

European Dollar (“EUR”) denominated:
Financial institutions in Chinese Mainland	1,129	276
Financial institution in the Middle East	186	—
Financial institution in Germany	—	1,667

Singapore Dollar (“SGD”) denominated:
Financial institution in the Singapore	11,453	7,181

Hong Kong Dollar (“HKD”) denominated:
Financial institution in Hong Kong	—	141,678

Swiss Franc (“CHF”) denominated:
Financial institution in the Switzerland	—	177

As of December 31, 2025, the bank deposits in Chinese Mainland, Hong Kong, the U.S., Germany, Singapore and Switzerland are insured by the government authority up to RMB500,000, HKD800,000, USD250,000, EUR100,000, SGD100,000 and CHF100,000 with individual bank, respectively. Total bank deposits amounted to RMB34.9 million are insured as of December 31, 2025. The Company has not experienced any losses in uninsured bank deposits.